Equity - Capital contribution Initial public offering (Details) - USD ($)		12 Months Ended
	May 10, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Subsidiary, Sale of Stock [Line Items]
Par value per share		$ 0.01	$ 0.01
Common stock, share price (in dollars per share)		$ 4.6
Net proceeds after deducting underwriting discounts and commissions and other offering fees and expenses		$ 0	$ 4,395,634	$ 0
Warrants to purchase ordinary shares			4,667
Exercise price		$ 4.89	$ 4.89	$ 0.00
Balance at the beginning (in years)		3 years 10 months 17 days	5 years 10 months 21 days	0 years
Initial public offering
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	1,172,360
Par value per share	$ 0.01
Common stock, share price (in dollars per share)	$ 5.00
Aggregate offering price	$ 5,861,800
Net proceeds after deducting underwriting discounts and commissions and other offering fees and expenses	$ 4,400,000
Warrants to purchase ordinary shares	82,065
Exercise price	$ 5.00
Balance at the beginning (in years)	5 years